Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP001
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event [Text Block]	SUBSEQUENT EVENTS
The Company monitors significant events occurring after the statement of net assets available for benefits date and prior to the issuance of the financial statements to determine the impact, if any, of events on the financial statements issued. All subsequent events of which the Company is aware were evaluated through the filing date of this Form 11-K.